PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
	As of December 31,
	2020 $	2021 $

Computers	522,108	883,249
Office equipment, furniture and fittings	31,613	43,060
Leasehold improvements	162,032	252,778
Transportation assets	6,184	208,701
Warehouse equipment	7,296	20,796
Land	22,708	196,421
Building	2,093	1,956
Construction-in-progress	973	22,952
	755,007	1,629,913
Less: accumulated depreciation	(368,606)	(599,950)
	386,401	1,029,963

Depreciation Expenses
Depreciation expenses recognized for each of the years ended December 31, 2019, 2020 and 2021 were included in the following captions:

	Year ended December 31,
	2019 $	2020 $	2021 $

Cost of revenue	80,245	118,691	180,140
Sales and marketing expenses	3,200	4,965	7,960
General and administrative expenses	31,282	41,384	64,187
Research and development expenses	2,056	4,027	8,395
	116,783	169,067	260,682